Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 1.2%
	FINANCIAL SERVICES — 1.2%
$1,000,000	Barings Middle Market CLO 2023-II Ltd. 8.419% (3-Month Term SOFR+415 basis points), 1/20/2032[1,2,3]	$1,003,077
4,039,438	BNP Paribas 9.980% (3-Month Term EURIBOR+800 basis points), 9/26/2031[3,4,5]	4,758,438
500,000	Post CLO 2024-1 Ltd. 0.000% 4/20/2037[1,2,6,7]	390,000
1,000,000	Post CLO VI Ltd. 0.000% 1/20/2038[1,2,6,7]	840,000
250,000	Sandstone Peak II Ltd. 0.000% 7/20/2036[1,2,6,7]	254,775
500,000	Sandstone Peak III Ltd. 0.000% 4/25/2037[1,2,6,7]	440,000
		7,686,290
	TOTAL ASSET-BACKED SECURITIES (Cost $7,616,947)	7,686,290

	COMMON STOCKS — 0.0%
	HEALTH CARE EQUIPMENT & SUPPLIES — 0.0%
80,864	VB Spine, LLC Stapled Security[5]	0
	TOTAL COMMON STOCKS
	(Cost $0)	0

	CORPORATE LOANS — 87.2%
	AEROSPACE & DEFENSE — 1.2%
	Electro-Methods, L.P.
1,935,000	First Lien Revolver, 0.500%, 2/20/2032[5,8,9]	(29,870)
8,065,000	First Lien Term Loan, 9.071% (3-Month Term SOFR+475 basis points), 2/20/2032[3,5,8]	7,940,505
		7,910,635
	AUTOMOBILE COMPONENTS — 1.7%
1,493,655	American Axle & Manufacturing, Inc. First Lien Term Loan, 7.314% (1-Month Term SOFR+300 basis points), 12/13/2029[2,3]	1,489,174
10,000,000	First Brands Group Intermediate LLC First Lien Term Loan, 11.275% (3-Month Term SOFR+700 basis points), 3/30/2027[3,5,8]	9,953,822
		11,442,996
	BANKS — 0.1%
995,000	Dragon Buyer, Inc. First Lien Term Loan, 7.546% (3-Month Term SOFR+325 basis points), 9/30/2031[2,3]	998,109

	BUILDING PRODUCTS — 0.1%
396,000	MIWD Holding Company LLC First Lien Term Loan, 7.327% (1-Month Term SOFR+350 basis points), 3/28/2031[2,3]	397,350

	CAPITAL MARKETS — 0.6%
	ECP GOM III, LLC
735,294	First Lien Delay Draw, 4.000%, 4/13/2029[5,9]	(202)
3,838,235	First Lien Term Loan, 10.548% (3-Month Term SOFR+625 basis points), 4/13/2029[3,5]	3,837,183
		3,836,981

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		CHEMICALS — 0.4%
	$989,321	Chemours Co. First Lien Term Loan, 7.327% (1-Month Term SOFR+350 basis points), 8/18/2028[2,3]	$987,778
	743,131	INEOS U.S. Finance LLC First Lien Term Loan, 7.577% (1-Month Term SOFR+325 basis points), 2/19/2030[2,3]	714,138
	989,783	W.R. Grace Holdings LLC First Lien Term Loan, 7.545% (3-Month Term SOFR+325 basis points), 9/22/2028[2,3]	992,465
			2,694,381
		COMMERCIAL SERVICES & SUPPLIES — 9.2%
		Arcmont Asset Management - Commercial Services & Supplies
GBP	1,821,077	First Lien Delay Draw, 9.600% (3-Month Term SONIA+525 basis points), 7/21/2031[3,4,5,8,10]	1,689,607
GBP	4,097,423	First Lien Term Loan, 9.600% (3-Month Term SONIA+525 basis points), 7/21/2031[3,4,5,8]	5,488,406
		Associations, Inc.
	3,685,028	First Lien Term Loan, 11.021% (3-Month Term SOFR+676 basis points), 7/2/2028[3,5]	3,755,184
	287,217	First Lien Delay Draw, 11.021% (3-Month Term SOFR+676 basis points), 7/2/2028[3,5,10]	99,889
	59,949	First Lien Revolver, 11.027% (3-Month Term SOFR+676 basis points), 7/2/2028[3,5,10]	31,727
	55,337	First Lien Revolver, 11.071% (3-Month Term SOFR+676 basis points), 7/2/2028[3,5]	55,337
	115,286	First Lien Revolver, 11.091% (3-Month Term SOFR+676 basis points), 7/2/2028[3,5]	115,286
	884,208	First Lien Term Loan, 14.250%, PIK Rate 14.250%, 5/3/2030[5,11]	908,029
		DMT Solutions Global Corporation
	235,294	First Lien Term Loan, 12.380% (3-Month Term SOFR+800 basis points), 8/30/2027[3,5]	233,408
	220,147	First Lien Term Loan, 12.395% (3-Month Term SOFR+800 basis points), 8/30/2027[3,5]	218,382
	203,235	First Lien Term Loan, 12.402% (3-Month Term SOFR+800 basis points), 8/30/2027[3,5]	201,606
	220,147	First Lien Term Loan, 12.427% (1-Month Term SOFR+800 basis points), 8/30/2027[3,5]	218,382
	732,786	Lynx Franchising, LLC First Lien Term Loan, 10.666% (6-Month Term SOFR+650 basis points), 12/23/2026[3,5,8]	732,786
		Nordic Climate Group
EUR	1,861,225	First Lien Term Loan, 7.209% (3-Month Term EURIBOR+525 basis points), 5/29/2031[3,4,5]	2,193,580
SEK	14,229,711	First Lien Term Loan, 7.673% (3-Month Term STIBOR+550 basis points), 5/29/2031[3,4,5]	1,506,091
SEK	7,534,999	First Lien Delay Draw, 7.407% (3-Month Term EURIBOR+525 basis points), 10/6/2031[3,4,5,10]	567,197
SEK	2,762,819	First Lien Delay Draw, 7.407% (3-Month Term EURIBOR+525 basis points), 10/6/2031[3,4,5]	292,167
	4,975,000	Purple Cow Buyer LLC First Lien Term Loan, 9.260% (3-Month Term SOFR+500 basis points), 11/5/2030[3,5]	4,949,141
		Redwood Services, LP
	2,181,818	First Lien Delay Draw, 0.500%, 6/16/2032[5,9]	(—)
	909,091	First Lien Revolver, 0.500%, 6/16/2032[5,9]	(9,091)
	6,909,091	First Lien Term Loan, 9.046% (3-Month Term SOFR+475 basis points), 6/16/2032[3,5]	6,840,000
	3,950,000	Security Services Acquisition Corp. First Lien Term Loan, 10.177% (1-Month Term SOFR+575 basis points), 9/30/2027[3,5]	3,955,281
		SEI Holdings I Corporation
	10,713	First Lien Delay Draw, 9.311% (1-Month Term SOFR+500 basis points), 3/27/2028[3,5,8]	10,679
	76,703	First Lien Delay Draw, 9.327% (1-Month Term SOFR+500 basis points), 3/27/2028[3,5,8]	76,456
	35,935	First Lien Delay Draw, 9.327% (1-Month Term SOFR+500 basis points), 3/27/2028[3,5,8]	35,819
	857,188	First Lien Term Loan, 9.327% (1-Month Term SOFR+500 basis points), 3/27/2028[3,5,8]	854,431

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	COMMERCIAL SERVICES & SUPPLIES (Continued)
$3,000,000	Southern Graphics Inc. First Lien Revolver, 10.314% (1-Month Term SOFR+600 basis points), 12/18/2026[3,5,8,10]	$2,456,122
6,982,500	Spectrum Safety Solutions Purchaser, LLC First Lien Term Loan, 9.046% (3-Month Term SOFR+475 basis points), 7/1/2031[3,5,8]	6,917,251
	VRC Companies LLC
6,438,606	First Lien Term Loan, 9.574% (3-Month Term SOFR+525 basis points), 6/29/2027[3,5]	6,438,606
495,903	First Lien Delay Draw, 9.822% (3-Month Term SOFR+550 basis points), 6/29/2027[3,5]	495,903
5,968,165	First Lien Term Loan, 9.822% (3-Month Term SOFR+550 basis points), 6/29/2027[3,5]	5,968,165
2,884,500	World Water Works, Inc. First Lien Term Loan, 12.830% (3-Month Term SOFR+850 basis points), 7/3/2029[3,5]	2,887,671
		60,183,498
	CONSTRUCTION MATERIALS — 0.2%
246,787	ACProducts Holdings, Inc. First Lien Term Loan, 8.807% (3-Month Term SOFR+425 basis points), 5/17/2028[2,3]	188,098
1,000,000	Eco Material Technologies, Inc. First Lien Term Loan, 7.467% (6-Month Term SOFR+325 basis points), 2/12/2032[2,3]	1,007,295
		1,195,393
	CONSTRUCTION & ENGINEERING — 3.1%
	LJ Avalon Holdings LLC
39,565	First Lien Delay Draw, 9.030% (3-Month Term SOFR+475 basis points), 6/10/2027[3,5]	39,410
110,837	First Lien Revolver, 0.500%, 2/1/2029[5,9]	(435)
115,852	First Lien Delay Draw, 9.074% (3-Month Term SOFR+475 basis points), 2/1/2030[3,5,10]	68,834
311,789	First Lien Term Loan, 9.074% (3-Month Term SOFR+475 basis points), 2/1/2030[3,5,8]	310,564
5,941,718	Novel Mezzanine Borrower LLC Mezzanine Delay Draw, 13.750% (1-Month Term SOFR+1,375 basis points), 7/11/2030[3,5,10]	6,026,998
	NRO Holdings III Corp.
600,000	First Lien Revolver, 9.571% (1-Month Term SOFR+525 basis points), 7/15/2030[3,5,10]	74,433
1,285,714	First Lien Delay Draw, 1.000%, 7/15/2031[5,9]	(11,317)
4,083,428	First Lien Term Loan, 9.506% (3-Month Term SOFR+525 basis points), 7/15/2031[3,5]	4,006,652
	OSR Intermediate LLC
160,000	First Lien Revolver, 10.010% (3-Month Term SOFR+575 basis points), 3/15/2029[3,5]	158,925
106,667	First Lien Revolver, 10.025% (3-Month Term SOFR+575 basis points), 3/15/2029[3,5]	105,950
533,333	First Lien Delay Draw, 10.026% (3-Month Term SOFR+575 basis points), 3/15/2029[3,5,10]	371,351
80,000	First Lien Revolver, 10.027% (3-Month Term SOFR+575 basis points), 3/15/2029[3,5]	79,463
106,667	First Lien Revolver, 10.035% (3-Month Term SOFR+575 basis points), 3/15/2029[3,5]	105,950
2,633,333	First Lien Term Loan, 10.071% (1-Month Term SOFR+575 basis points), 3/15/2029[3,5]	2,615,644
106,667	First Lien Revolver, 10.074% (3-Month Term SOFR+575 basis points), 3/15/2029[3,5]	105,950
240,000	First Lien Revolver, 10.080% (3-Month Term SOFR+575 basis points), 3/15/2029[3,5]	238,388
	Southland Holdings LLC
222,222	First Lien Delay Draw, 7.500%, 9/29/2028[5,8,9]	(555)
1,490,411	First Lien Term Loan, 11.729% (1-Month Term SOFR+725 basis points), 9/29/2028[3,5,8]	1,486,686
	USIC Holdings, Inc.
164,237	First Lien Delay Draw, 0.500%, 9/5/2031[5,9]	2,226
24,524	First Lien Revolver, 9.532% (1-Month Term SOFR+525 basis points), 9/5/2031[3,5]	24,524
4,193,923	First Lien Term Loan, 9.533% (1-Month Term SOFR+550 basis points), 9/5/2031[3,5]	4,208,821
450,622	First Lien Revolver, 9.577% (1-Month Term SOFR+525 basis points), 9/5/2031[3,5,10]	159,403
61,309	First Lien Revolver, 9.583% (3-Month Term SOFR+525 basis points), 9/5/2031[3,5]	61,309
74,969	First Lien Delay Draw, 9.827% (3-Month Term SOFR+550 basis points), 9/5/2031[3,5]	75,235
8,993	First Lien Delay Draw, 9.833% (1-Month Term SOFR+550 basis points), 9/5/2031[3,5]	9,025
		20,323,434

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.3%
	$989,099	PetSmart, LLC. First Lien Term Loan, 8.177% (1-Month Term SOFR+375 basis points), 2/14/2028[2,3]	$981,063
	186,788	QXO Building Products, Inc. First Lien Term Loan, 7.296% (1-Month Term SOFR+300 basis points), 4/30/2032[2,3]	188,296
	765,301	United Natural Foods, Inc. First Lien Term Loan, 9.045% (1-Month Term SOFR+475 basis points), 5/1/2031[2,3]	772,954
			1,942,313
		CONTAINERS & PACKAGING — 1.7%
		Knpak Intermediate III Limited
EUR	117,645	First Lien Revolver, 0.500%, 3/26/2031[4,5,9]	9,930
EUR	1,043,297	First Lien Delay Draw, 1.000%, 3/26/2031[4,5,9]	60,085
EUR	8,250	First Lien Revolver, 7.371% (1-Month Term EURIBOR+550 basis points), 3/26/2031[3,4,5]	9,580
EUR	1,730,553	First Lien Term Loan, 7.429% (3-Month Term EURIBOR+550 basis points), 3/26/2031[3,4,5]	2,009,479
	82,500	First Lien Revolver, 9.819% (1-Month Term SOFR+550 basis points), 3/26/2031[3,5]	81,362
	945,038	First Lien Term Loan, 9.819% (3-Month Term SOFR+550 basis points), 3/26/2031[3,5]	932,000
	162,250	First Lien Revolver, 9.820% (1-Month Term SOFR+550 basis points), 3/26/2031[3,5,10]	47,262
	5,500	First Lien Revolver, 9.820% (1-Month Term SOFR+550 basis points), 3/26/2031[3,5]	5,424
	24,750	First Lien Revolver, 9.820% (1-Month Term SOFR+550 basis points), 3/26/2031[3,5]	24,408
	732,997	Tank Holding Corp. First Lien Term Loan, 10.177% (1-Month Term SOFR+575 basis points), 3/31/2028[3,5,8]	726,822
	5,955,000	Transcendia Holdings, Inc. First Lien Term Loan, 10.827% (1-Month Term SOFR+650 basis points), 11/23/2029[3,5]	5,927,967
	1,494,987	Veritiv Operating Co. First Lien Term Loan, 8.295% (3-Month Term SOFR+400 basis points), 11/29/2030[2,3]	1,502,089
			11,336,408
		DISTRIBUTORS — 0.3%
	1,000,000	Clarios Global LP First Lien Term Loan, 7.077% (1-Month Term SOFR+275 basis points), 1/28/2032[2,3]	1,002,190
	991,903	Windsor Holdings III LLC First Lien Term Loan, 7.071% (1-Month Term SOFR+275 basis points), 8/1/2030[2,3]	993,307
			1,995,497
		DIVERSIFIED CONSUMER SERVICES — 1.0%
	1,469,466	Cambium Learning Group, Inc. First Lien Term Loan, 9.872% (3-Month Term SOFR+560 basis points), 7/20/2028[3,5]	1,469,465
		PN VIII Holdco SARL
EUR	399,000	First Lien Delay Draw, 1.000%, 6/14/2030[4,5,9]	54,532
EUR	319,000	First Lien Term Loan, 7.225% (3-Month Term EURIBOR+525 basis points), 6/14/2030[3,4,5]	371,945
EUR	83,000	First Lien Term Loan, 7.225% (3-Month Term SOFR+525 basis points), 6/14/2030[3,4,5]	96,776
EUR	253,992	First Lien Delay Draw, 7.230% (3-Month Term EURIBOR+525 basis points), 6/14/2030[3,4,5]	295,957
EUR	117,008	First Lien Delay Draw, 7.303% (3-Month Term EURIBOR+525 basis points), 6/14/2030[3,4]	136,340
EUR	2,828,000	First Lien Term Loan, 7.424% (3-Month Term EURIBOR+550 basis points), 6/14/2030[3,4,5]	3,297,370
	994,987	TripAdvisor, Inc. First Lien Term Loan, 7.046% (3-Month Term SOFR+275 basis points), 7/8/2031[2,3]	993,744
			6,716,129

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
		Altissimum
EUR	600,000	First Lien Delay Draw, 1.250%, 10/31/2030[4,5,9]	$55,358
EUR	3,400,000	First Lien Term Loan, 7.480% (3-Month Term EURIBOR+550 basis points), 10/31/2030[3,4,5]	3,976,185
	$744,935	Cincinnati Bell, Inc. First Lien Term Loan, 7.075% (1-Month Term SOFR+275 basis points), 11/24/2028[2,3]	746,532
	995,006	Frontier Communications Holdings LLC First Lien Term Loan, 6.792% (6-Month Term SOFR+250 basis points), 7/1/2031[2,3]	996,663
		Honeycomb Private Holdings II, LLC
	343,655	First Lien Delay Draw, 9.814% (1-Month Term SOFR+550 basis points), 12/27/2029[3,5]	341,277
	1,634,483	First Lien Term Loan, 9.815% (1-Month Term SOFR+550 basis points), 12/27/2029[3,5]	1,623,172
	1,000,000	Windstream Services LLC First Lien Term Loan, 9.177% (1-Month Term SOFR+475 basis points), 10/6/2031[2,3]	1,006,250
			8,745,437
		ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
	6,963,725	Opus Inspection, Inc. First Lien Term Loan, 12.796%, PIK Rate 3.000%, (1-Month Term SOFR+850 basis points), 5/30/2030[3,5,11]	7,009,889

		ENERGY EQUIPMENT & SERVICES — 0.0%
	246,881	New Fortress Energy, Inc. First Lien Term Loan, 9.807% (3-Month Term SOFR+550 basis points), 10/30/2028[2,3]	136,059

		FINANCIAL SERVICES — 1.7%
	1,000,000	Clear SPV V US L.P. First Lien Delay Draw, 15.329% (1-Month Term SOFR+1,100 basis points), 4/5/2027[3,5]	992,095
	2,222,000	Coller Credit Backed Loans & Notes, Ltd First Lien Delay Draw, 9.880% (3-Month Term SOFR+560 basis points), 10/31/2036[3,5,10]	599,270
		Cor Leonis Limited
	418,280	First Lien Revolver, 11.530% (3-Month Term SOFR+725 basis points), 5/15/2028[3,5,10]	201,859
	1,724,577	First Lien Revolver, 11.545% (3-Month Term SOFR+725 basis points), 5/15/2028[3,5]	1,723,702
		Cornerstone Advisors of Arizona, LLC
	555,556	First Lien Revolver, 0.500%, 5/13/2032[5,9]	(2,778)
	4,444,444	First Lien Term Loan, 9.045% (3-Month Term SOFR+475 basis points), 5/13/2032[3,5]	4,422,222
		Galway Borrower, LLC
	583,848	First Lien Delay Draw, 8.796% (3-Month Term SOFR+450 basis points), 9/29/2028[3,5]	585,338
	352,428	First Lien Term Loan, 8.796% (3-Month Term SOFR+450 basis points), 9/29/2028[3,5]	353,328
		More Cowbell II LLC
	138,200	First Lien Revolver, 9.238% (6-Month Term SOFR+500 basis points), 9/3/2029[3,5,10]	24,298
	3,350	First Lien Revolver, 9.281% (6-Month Term SOFR+500 basis points), 9/3/2029[3,5]	3,334
	108,885	First Lien Delay Draw, 1.000%, 9/2/2030[5,9]	295
	984,571	First Lien Term Loan, 8.805% (12-Month Term SOFR+500 basis points), 9/2/2030[3,5]	979,852
	993,138	Osaic Holdings, Inc. First Lien Term Loan, 7.827% (1-Month Term SOFR+350 basis points), 8/16/2028[2,3]	996,574
			10,879,389

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	FOOD PRODUCTS — 2.1%
$1,505,907	Clydesdale Acquisition Holdings, Inc. First Lien Term Loan, 7.502% (1-Month Term SOFR+375 basis points), 4/13/2029[2,3]	$1,504,627
5,444,572	Ozark Holdings LLC First Lien Term Loan, 10.060% (3-Month Term SOFR+575 basis points), 8/5/2030[3,5]	5,405,333
	Rushmore Investment III LLC
3,935,387	First Lien Term Loan, 9.319% (3-Month Term SOFR+500 basis points), 10/18/2030[3,5]	3,916,581
2,992,000	First Lien Term Loan, 9.320% (6-Month Term SOFR+500 basis points), 10/18/2030[3,5]	2,977,702
		13,804,243
	GAS UTILITIES — 1.5%
10,000,000	Alliance Energy Services, LLC First Lien Term Loan, 12.030% (3-Month Term SOFR+775 basis points), 4/11/2028[3,5,8]	9,750,000

	GROUND TRANSPORTATION — 0.1%
	ITI Intermodal Services, LLC
32,123	First Lien Delay Draw, 10.399% (3-Month Term SOFR+600 basis points), 12/21/2027[3,5,8]	31,582
458,729	First Lien Term Loan, 10.649% (3-Month Term SOFR+625 basis points), 12/21/2027[3,5,8]	453,473
242,273	First Lien Delay Draw, 10.649% (3-Month Term SOFR+625 basis points), 12/21/2027[3,5,8]	239,497
		724,552
	HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
400,000	Bausch + Lomb Corp. First Lien Term Loan, 8.571% (1-Month Term SOFR+425 basis points), 1/15/2031[2,3]	401,252
	Medical Device, Inc.
80,724	First Lien Revolver, 0.500%, 7/11/2029[5,9]	(20,812)
183,737	First Lien Term Loan, 9.546% (3-Month Term SOFR+525 basis points), 7/11/2029[3,5]	182,539
438,889	First Lien Term Loan, 9.645% (3-Month Term SOFR+535 basis points), 7/11/2029[3,5]	436,025
	Norvax LLC
549,020	First Lien Revolver, 1.000%, 11/5/2029[5,9]	(14,781)
7,413,725	First Lien Term Loan, 11.546%, PIK Rate 11.546%, (1-Month Term SOFR+725 basis points), 11/5/2029[3,5,11]	7,214,134
	Par Excellence Holdings, Inc.
937,500	First Lien Revolver, 0.500%, 9/3/2030[5,9]	(8,407)
4,987,500	First Lien Term Loan, 9.310% (3-Month Term SOFR+500 basis points), 9/3/2030[3,5]	4,942,772
4,042,188	First Lien Term Loan, 9.324% (3-Month Term SOFR+500 basis points), 9/3/2030[3,5]	4,005,937
716,541	Peloton Interactive, Inc. First Lien Term Loan, 9.833% (1-Month Term SOFR+600 basis points), 5/30/2029[2,3]	728,632
1,606,720	TecoStar Holdings, Inc. First Lien Term Loan, 12.210% (3-Month Term SOFR+800 basis points), 7/6/2029[3,5]	1,629,567
5,000,000	VB Spine, LLC First Lien Term Loan, 12.795% (3-Month Term SOFR+850 basis points), 4/1/2030[3,5]	4,900,000
		24,396,858

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	HEALTH CARE PROVIDERS & SERVICES — 2.9%
$1,160,768	JDC Healthcare Management, LLC First Lien Term Loan, 15.821%, PIK Rate 7.821%, (1-Month Term SOFR+800 basis points), 9/29/2028[3,5,8,11]	$1,124,212
	RCP Nats Purchaser, LLC
1,205,511	First Lien Delay Draw, 0.75%, 3/19/2032[5,9]	(3,317)
843,858	First Lien Revolver, 0.500%, 3/19/2032[5,9]	(6,506)
6,027,555	First Lien Term Loan, 9.319% (3-Month Term SOFR+500 basis points), 3/19/2032[3,5]	5,980,831
2,313,239	Space Intermediate III, Inc. Unitranche Term Loan, 10.550%, PIK Rate 3.000%, (3-Month Term SOFR+325 basis points), 11/8/2029[3,5,11]	2,331,014
1,241,843	Star Parent, Inc. First Lien Term Loan, 7.546% (3-Month Term SOFR+375 basis points), 9/30/2030[2,3]	1,231,300
	Surgical Center Solutions, LLC
2,487,562	First Lien Delay Draw, 1.000%, 3/25/2031[5,8,9]	(15,547)
8,247,985	First Lien Term Loan, 9.048% (3-Month Term SOFR+500 basis points), 3/25/2031[3,5,8]	8,144,885
1,243,781	First Lien Revolver, 9.296% (3-Month Term SOFR+500 basis points), 3/25/2031[3,5,8,10]	59,080
		18,845,952
	HEALTH CARE TECHNOLOGY — 3.2%
	Badge 21 Midco Holdings LLC
1,344,335	First Lien Revolver, 0.500%, 6/30/2032[5,9]	(13,443)
2,125,000	First Lien Delay Draw, 1.000%, 6/30/2032[5,9]	(5,625)
11,519,207	First Lien Term Loan, 9.296% (3-Month Term SOFR+500 basis points), 6/30/2032[3,5]	11,404,014
5,107,067	Honor Technology, Inc. First Lien Term Loan, 9.800%, PIK Rate 2.500%, (3-Month Term SOFR+550 basis points), 5/30/2029[3,5,11]	5,077,787
1,965,000	PracticeTek Purchaser, LLC First Lien Term Loan, 10.030% (3-Month Term SOFR+575 basis points), 8/30/2029[3,5]	1,984,650
2,468,750	Ruby Buyer, LLC First Lien Term Loan, 10.489% (3-Month Term SOFR+625 basis points), 12/21/2029[3,5]	2,476,804
		20,924,187
	HOTEL & RESORT REITS — 0.6%
5,000,000	Scottsdale Plaza Resort & Villas First Lien Delay Draw, 13.153% (1-Month Term SOFR+882 basis points), 4/9/2027[3,5,8,10]	4,240,402

	HOTELS, RESTAURANTS & LEISURE — 0.4%
205,402	Caesars Entertainment, Inc. First Lien Term Loan, 6.577% (3-Month Term SOFR+225 basis points), 2/6/2030[2,3]	205,556
345,199	Carnival Corp. First Lien Term Loan, 6.311% (1-Month Term SOFR+200 basis points), 8/9/2027[2,3]	346,062
989,168	Fertitta Entertainment, Inc. First Lien Term Loan, 7.827% (1-Month Term SOFR+375 basis points), 1/29/2029[2,3]	989,208
1,000,000	Voyager Parent LLC First Lien Term Loan, 9.077% (1-Month Term SOFR+475 basis points), 5/10/2032[2,3]	991,110
		2,531,936

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE LOANS (Continued)
	HOUSEHOLD DURABLES — 0.9%
	IB Appliances US Holdings, LLC
$5,266,666	First Lien Term Loan, 11.311% (1-Month Term SOFR+700 basis points), 1/7/2030[3,5]	$5,129,965
666,667	First Lien Revolver, 11.315% (1-Month Term SOFR+700 basis points), 1/7/2030[3,5]	649,532
		5,779,497
	INSURANCE — 4.3%
4,875,586	Accuserve Solutions, Inc. Unitranche Term Loan, 9.529% (6-Month Term SOFR+525 basis points), 3/15/2030[3,5]	4,854,275
	Acrisure LLC
1,491,259	First Lien Term Loan, 7.327% (1-Month Term SOFR+300 basis points), 11/6/2030[2,3]	1,489,507
1,000,000	First Lien Term Loan, 7.577% (1-Month Term SOFR+325 basis points), 6/21/2032[2,3]	1,000,000
993,744	Alliant Holdings Intermediate LLC First Lien Term Loan, 7.071% (1-Month Term SOFR+275 basis points), 9/19/2031[2,3]	995,095
1,494,353	Amynta Agency Borrower, Inc. First Lien Term Loan, 7.327% (3-Month Term SOFR+300 basis points), 12/29/2031[2,3]	1,495,952
1,489,597	Assured Partners, Inc. First Lien Term Loan, 7.827% (1-Month Term SOFR+350 basis points), 2/14/2031[2,3]	1,495,012
1,490,775	BroadStreet Partners, Inc. First Lien Term Loan, 7.327% (1-Month Term SOFR+300 basis points), 6/16/2031[2,3]	1,494,241
1,500,000	CFC USA 2025 LLC First Lien Term Loan, 8.068% (1-Month Term SOFR+375 basis points), 5/31/2032[2,3]	1,496,250
846,542	HUB International Ltd. First Lien Term Loan, 6.769% (3-Month Term SOFR+250 basis points), 6/20/2030[2,3]	850,029
7,960,000	Shelf Bidco Ltd. First Lien Term Loan, 9.462% (3-Month Term SOFR+500 basis points), 8/21/2031[3,5,8]	7,970,988
5,051,389	Tennessee Bidco Limited First Lien Term Loan, 7.666%, PIK Rate 1.75% and 0.250%, (6-Month Term SOFR+350 basis points), 6/10/2031[3,5,11]	5,027,726
		28,169,075
	INTERACTIVE MEDIA & SERVICES — 0.1%
	Revelstoke Bidco Limited
374,052	First Lien Delay Draw, 2.188%, 11/29/2030[5,8,9]	4,865
625,948	First Lien Term Loan, 10.049% (3-Month Term SOFR+600 basis points), 11/29/2030[3,5,8]	624,701
		629,566
	IT SERVICES — 2.6%
1,000,000	Camelot U.S. Acquisition LLC First Lien Term Loan, 7.077% (1-Month Term SOFR+275 basis points), 1/31/2031[2,3]	990,940
	Crimson Phoenix Solutions, LLC
2,345,968	First Lien Delay Draw, 10.257% (3-Month Term SOFR+595 basis points), 12/6/2029[3,5]	2,329,627

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		IT SERVICES (Continued)
	$4,604,032	First Lien Term Loan, 10.257% (3-Month Term SOFR+595 basis points), 12/6/2029[3,5]	$4,585,697
	3,000,000	First Lien Term Loan, 10.257% (3-Month Term SOFR+595 basis points), 12/6/2029[3,5]	2,988,053
	1,000,000	Level 3 Financing, Inc. First Lien Term Loan, 8.577% (1-Month Term SOFR+425 basis points), 3/29/2032[2,3]	1,012,295
	992,412	Lumen Technologies, Inc. First Lien Term Loan, 6.791% (1-Month Term SOFR+235 basis points), 4/16/2029[3]	981,873
		Salute Mission Critical LLC
	135,364	First Lien Revolver, 0.500%, 11/30/2029[5,9]	(1,051)
	847,413	First Lien Term Loan, 9.327% (1-Month Term SOFR+500 basis points), 11/30/2029[3,5]	840,834
		Titan Group NL B.V.
EUR	714,286	First Lien Delay Draw, 7.730% (3-Month Term EURIBOR+575 basis points), 11/24/2031[3,4,5,10]	174,878
EUR	1,785,714	First Lien Term Loan, 7.730% (3-Month Term EURIBOR+575 basis points), 11/24/2031[3,4,5]	2,065,681
EUR	1,012,866	Xebia Group Holding B.V. First Lien Term Loan, 10.480% (3-Month Term EURIBOR+850 basis points), 7/30/2027[3,4,5]	1,170,809
			17,139,636
		LIFE SCIENCES TOOLS & SERVICES — 0.1%
	982,279	Life Science Intermediate Holdings, LLC First Lien Delay Draw, 10.177% (1-Month Term SOFR+585 basis points), 6/10/2027[3,5]	972,085

		MEDIA — 2.9%
		Best Version Media Acquisition, LLC
	714,286	First Lien Revolver, 0.500%, 12/31/2030[5,9]	(5,743)
	11,298,214	First Lien Term Loan, 9.577% (1-Month Term SOFR+525 basis points), 12/31/2030[3,5]	11,203,665
	750,000	Clear Channel Outdoor Americas, Inc. First Lien Term Loan, 8.327% (1-Month Term SOFR+400 basis points), 8/23/2028[2,3]	745,579
	5,250,000	Diamond Sports Group, LLC First Lien Revolver, 10.321% (1-Month Term SOFR+600 basis points), 1/3/2028[3,5,8,10]	5,134,042
	157,729	DIRECT TV Inc. First Lien Term Loan, 9.552% (3-Month Term SOFR+500 basis points), 8/2/2027[2,3]	158,530
	950,550	Directv Financing LLC First Lien Term Loan, 10.097% (3-Month Term SOFR+525 basis points), 8/2/2029[2,3]	944,932
	493,737	Gray Television, Inc. First Lien Term Loan, 9.579% (1-Month Term SOFR+525 basis points), 6/4/2029[2,3]	494,399
	498,750	Sinclair Television Group, Inc. First Lien Term Loan, 7.741% (1-Month Term SOFR+330 basis points), 12/31/2029[3]	428,925
			19,104,329
		MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.6%
	1,000,000	Blackstone Mortgage Trust, Inc. First Lien Term Loan, 7.327% (1-Month Term SOFR+300 basis points), 12/10/2030[2,3]	1,002,190
	3,000,000	Ready Term Holdings, LLC First Lien Delay Draw, 9.790% (3-Month Term SOFR+550 basis points), 4/12/2029[3,5]	2,966,697
			3,968,887

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		OIL, GAS & CONSUMABLE FUELS — 6.8%
	$5,719,917	Berry Corporation First Lien Delay Draw, 11.821% (1-Month Term SOFR+750 basis points), 1/31/2028[3,5,10]	$5,286,824
	14,771,299	Drubit LLC First Lien Term Loan, 9.827% (1-Month Term SOFR+550 basis points), 1/31/2031[3,5]	14,475,181
	985,545	Par Pacific Holdings, Inc. First Lien Term Loan, 8.009% (3-Month Term SOFR+375 basis points), 2/28/2030[2,3]	978,774
	9,500,000	Perdido Energy Holdings, LLC First Lien Term Loan, 11.045% (3-Month Term SOFR+675 basis points), 11/10/2028[3,5,8]	9,325,704
	5,168,779	Salamanca Infrastructure LLC First Lien Delay Draw, 9.546%, PIK Rate 4.774%, (3-Month Term SOFR+525 basis points), 12/31/2030[3,5,10,11]	5,070,723
	9,487,179	Tres Energy LLC First Lien Term Loan, 10.796% (3-Month Term SOFR+650 basis points), 11/2/2029[3,5,8]	9,278,187
			44,415,393
		PASSENGER AIRLINES — 0.2%
	395,000	Air Canada First Lien Term Loan, 6.322% (3-Month Term SOFR+200 basis points), 3/21/2031[2,3]	396,173
	820,000	American Airlines First Lien Term Loan, 7.580% (3-Month Term SOFR+325 basis points), 5/28/2032[2,3]	826,355
	415,402	United Airlines, Inc. First Lien Term Loan, 6.275% (3-Month Term SOFR+200 basis points), 2/24/2031[2,3]	416,831
			1,639,359
		PERSONAL CARE PRODUCTS — 0.2%
	1,000,000	Opal U.S. LLC First Lien Term Loan, 7.435% (6-Month Term SOFR+325 basis points), 4/23/2032[2,3]	1,005,315

		PHARMACEUTICALS — 0.2%
	1,015,157	Amneal Pharmaceuticals, LLC First Lien Term Loan, 9.827% (1-Month Term SOFR+550 basis points), 5/4/2028[2,3]	1,034,191
	282,172	Jazz Pharmaceuticals plc First Lien Term Loan, 6.577% (1-Month Term SOFR+225 basis points), 5/5/2028[3]	283,721
			1,317,912
		PROFESSIONAL SERVICES — 9.1%
		Accordion Partners LLC
	608,696	First Lien Revolver, 0.500%, 11/17/2031[5,9]	(2,217)
	5,464,565	First Lien Term Loan, 9.546% (3-Month Term SOFR+525 basis points), 11/17/2031[3,5]	5,444,657
	852,174	First Lien Delay Draw, 9.558% (3-Month Term SOFR+525 basis points), 11/17/2031[3,5,10]	85,948
	60,870	First Lien Delay Draw, 9.560% (3-Month Term SOFR+525 basis points), 11/17/2031[3,5]	60,648
		Blue Bidco Limited
GBP	667,863	First Lien Revolver, 0.500%, 5/21/2032[4,5,8,9]	3,606
EUR	903,694	First Lien Term Loan, 9.296% (3-Month Term EURIBOR+500 basis points), 5/21/2032[3,4,5,8]	1,053,901
	265,824	First Lien Term Loan, 9.316% (3-Month Term SOFR+500 basis points), 5/21/2032[3,5,8]	263,166
GBP	1,369,123	First Lien Term Loan, 9.408% (3-Month SONIA+500 basis points), 5/21/2032[3,4,5,8]	1,860,579

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		PROFESSIONAL SERVICES (Continued)
		Corsair Blade IV (Luxembourg) S.A.R.L.
GBP	384,688	Unitranche Revolver, 7.980%, PIK Rate 2.500%, (3-Month Term EURIBOR+600 basis points), 12/23/2030[3,4,5,11]	$527,707
GBP	696,148	Unitranche Revolver, 8.075%, PIK Rate 2.500%, (3-Month Term EURIBOR+600 basis points), 12/23/2030[3,4,5,11]	954,961
GBP	2,241,333	Unitranche Delay Draw, 8.183%, PIK Rate 2.500%, (1-Month Term SONIA+600 basis points), 12/23/2030[3,4,5,11]	3,074,613
EUR	324,789	Unitranche Term Loan, 8.349%, PIK Rate 2.500%, (3-Month Term EURIBOR+600 basis points), 12/23/2030[3,4,5,11]	382,343
GBP	181,750	Unitranche Revolver, 10.210%, PIK Rate 2.500%, (1-Month Term SONIA+600 basis points), 12/23/2030[3,4,5,11]	249,320
GBP	282,840	Unitranche Revolver, 10.217%, PIK Rate 2.500%, (1-Month Term SONIA+600 basis points), 12/23/2030[3,4,5,11]	387,993
		Ers Holdings LLC
	$2,000,000	First Lien Delay Draw, 10.063% (1-Month Term SOFR+575 basis points), 5/3/2027[3,5,8,10]	169,231
	3,940,000	First Lien Term Loan, 10.077% (1-Month Term SOFR+575 basis points), 5/3/2027[3,5,8]	3,940,000
	9,822,340	FF4 Funding 2025 LLC First Lien Term Loan, 11.500%, PIK Rate 11.500%, (3-Month Term SOFR+1,150 basis points), 3/31/2028[3,5,8,11]	9,920,563
		Gerson Lehrman Group, Inc.
	144,541	First Lien Revolver, 0.500%, 12/13/2027[5,9]	723
	2,848,320	First Lien Term Loan, 9.446% (3-Month Term SOFR+500 basis points), 12/13/2027[3,5]	2,862,714
		PLTFRM Companies, LLC
	1,403,509	First Lien Delay Draw, 1.000%, 2/11/2030[5,8,9]	(2,894)
	252,632	First Lien Revolver, 11.796% (3-Month Term SOFR+750 basis points), 2/11/2030[3,5,8]	249,673
	6,136,842	First Lien Term Loan, 11.796% (3-Month Term SOFR+750 basis points), 2/11/2030[3,5,8]	6,064,969
	168,421	First Lien Revolver, 11.828% (1-Month Term SOFR+750 basis points), 2/11/2030[3,5,8,10]	110,308
		Riptide Parent LLC
	408,163	First Lien Revolver, 0.500%, 8/2/2030[5,9]	(3,378)
	4,557,398	First Lien Term Loan, 9.561% (1-Month Term SOFR+525 basis points), 8/2/2030[3,5]	4,519,681
	730,348	Royal Holdco Corporation First Lien Term Loan, 8.810% (3-Month Term SOFR+450 basis points), 6/16/2032[3,5,8]	730,297
	1,542,500	UKG, Inc. First Lien Term Loan, 7.320% (3-Month Term SOFR+350 basis points), 2/10/2031[2,3]	1,550,066
	11,970,000	Vensure Employer Services First Lien Term Loan, 9.281% (3-Month Term SOFR+500 basis points), 9/26/2031[3,5,8]	11,924,842
		Zorro Midco 2 Limited
GBP	199,747	First Lien Delay Draw, 1.000%, 6/13/2031[4,5,8,9]	17,700
SEK	3,090,823	First Lien Term Loan, 6.804% (3-Month Term EURIBOR+510 basis points), 6/13/2031[3,4,5,8]	323,939
GBP	136,719	First Lien Delay Draw, 8.613% (3-Month Term SONIA+490 basis points), 6/13/2031[3,4,5,8]	186,089
GBP	225,432	First Lien Term Loan, 9.217% (1-Month Term SONIA+500 basis points), 6/13/2031[3,4,5,8]	306,837
GBP	1,636,364	First Lien Term Loan, 9.361% (3-Month Term SONIA+500 basis points), 6/13/2031[3,4,5,8]	2,227,264
GBP	27,170	First Lien Delay Draw, 9.361% (3-Month Term SONIA+500 basis points), 6/13/2031[3,4,5,8]	36,981
			59,482,830

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.6%
	$524,941	400 NE 2nd Street Owner LLC First Mortgage Delay Draw, 9.529% (1-Month Term SOFR+445 basis points), 9/1/2025[3,5,8]	$524,941
	10,000,000	Fontainebleau Miami Mezz Borrower, LLC First Lien Delay Draw, 11.295% (3-Month Term SOFR+700 basis points), 12/9/2026[3,5,8,10]	9,331,433
	1,362,045	G4 18208, LLC & G4 18210, LLC Mezzanine Term Loan, 9.479% (1-Month Term SOFR+515 basis points), 10/19/2026[3,5]	1,370,781
	10,000,000	G4 18222, LLC & G4 18223, LLC First Lien Term Loan, 12.009% (1-Month Term SOFR+768 basis points), 12/1/2027[3,5,8]	10,048,454
	3,000,000	G4 18259 LLC First Lien Term Loan, 10.329% (1-Month Term SOFR+600 basis points), 5/1/2026[3,5]	3,003,480
	6,000,000	Henderson Park Real Estate Fund I First Lien Term Loan, 8.625% (1-Month Term SOFR+433 basis points), 6/1/2026[3,5,8]	6,005,725
	11,015,337	MDR Hotels, LLC First Lien Delay Draw, 10.727% (1-Month Term SOFR+540 basis points), 11/12/2027[3,5,8]	11,283,828
EUR	1,500,000	Omdus Holding B.V. Unitranche Term Loan, 7.530% (3-Month Term EURIBOR+555 basis points), 6/27/2029[3,4,5]	1,766,993
	7,528,961	WMG Bryan Dairy Owner, LLC First Lien Delay Draw, 7.500%, PIK Rate 6.000%, (3-Month Term SOFR+1,000 basis points), 3/19/2029[3,5,8,10,11]	6,408,441
			49,744,076
		SOFTWARE — 10.2%
		1WS Intermediate, Inc.
	713,504	First Lien Term Loan, 9.171% (3-Month Term SOFR+475 basis points), 7/8/2025[3,5,8]	713,504
	19,091	First Lien Delay Draw, 9.177% (1-Month Term SOFR+475 basis points), 7/8/2025[3,5,8]	19,091
		Arcmont Asset Management - Software
EUR	3,360,656	First Lien Term Loan, 7.480% (3-Month Term EURIBOR+550 basis points), 9/11/2031[3,4,5,8]	3,880,720
EUR	1,639,344	First Lien Delay Draw, 7.531% (3-Month Term EURIBOR+550 basis points), 9/11/2031[3,4,5,8,10]	263,736
		Arrow Buyer, Inc.
	800,313	First Lien Term Loan, 9.295% (3-Month Term SOFR+500 basis points), 6/30/2030[3,5]	791,026
	186,836	First Lien Delay Draw, 9.296% (3-Month Term SOFR+500 basis points), 6/30/2030[3,5,10]	101,701
	1,094,647	BMC Software, Inc. First Lien Term Loan, 9.005% (3-Month Term SOFR+300 basis points), 7/30/2031[2,3]	1,089,103
		BNP Associates Buyer, Inc.
	342,466	First Lien Revolver, 0.500%, 8/19/2030[5,9]	—
	4,634,247	First Lien Term Loan, 9.795% (3-Month Term SOFR+550 basis points), 8/19/2030[3,5]	4,652,183
	1,000,000	Cardinal Parent, Inc. First Lien Term Loan, 12.250%, 1/25/2027[5]	996,835
		Delight Bidco SAS
EUR	1,563,158	Unitranche Term Loan, 7.480% (3-Month Term EURIBOR+550 basis points), 1/23/2031[3,4,5,8]	1,818,807
EUR	1,136,842	Unitranche Delay Draw, 7.855% (3-Month Term EURIBOR+550 basis points), 1/23/2031[3,4,5,8,10]	481,220
		Enverus Holdings, Inc.
	33,745	First Lien Delay Draw, 1.000%, 12/24/2029[5,9]	591
	135,135	First Lien Revolver, 9.821% (1-Month Term SOFR+550 basis points), 12/24/2029[3,5,10]	9,776
	1,808,781	First Lien Term Loan, 9.827% (1-Month Term SOFR+550 basis points), 12/24/2029[3,5]	1,826,869
	5,947,500	Evergreen IX Borrower 2023, LLC Unitranche Term Loan, 9.046% (3-Month Term SOFR+475 basis points), 9/30/2030[3,5]	5,944,077

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		SOFTWARE (Continued)
	$1,975,000	Finastra USA, Inc. First Lien Term Loan, 11.428% (6-Month Term SOFR+725 basis points), 9/13/2029[3,5]	$1,979,625
	2,960,926	GS Acquisitionco, Inc. First Lien Term Loan, 9.545% (3-Month Term SOFR+525 basis points), 5/25/2028[3,5]	2,960,926
		HSI Halo Acquisition, Inc.
	550,459	First Lien Revolver, 0.500%, 6/28/2030[5,9]	—
	4,600,734	First Lien Term Loan, 9.280% (3-Month Term SOFR+500 basis points), 6/30/2031[3,5]	4,647,673
	824,972	First Lien Delay Draw, 9.280% (3-Month Term SOFR+500 basis points), 6/30/2031[3,5,10]	154,233
		Icefall Parent, Inc.
	260,870	First Lien Revolver, 0.375%, 1/25/2030[5,9]	—
	2,739,130	First Lien Term Loan, 10.030% (3-Month Term SOFR+575 basis points), 1/25/2030[3,5]	2,762,790
	3,465,000	Metropolis Technologies, Inc. First Lien Term Loan, 10.427% (1-Month Term SOFR+600 basis points), 5/16/2031[3,5]	3,467,743
	977,500	NF HoldCo LLC First Lien Term Loan, 10.795% (3-Month Term SOFR+650 basis points), 4/2/2029[3,5,8]	977,500
	735,029	OSP Hamilton Purchaser, LLC First Lien Term Loan, 9.080% (3-Month Term SOFR+500 basis points), 12/28/2029[3,5,8]	739,917
	1,500,000	Playtika Holding Corp. First Lien Term Loan, 7.179% (1-Month Term SOFR+275 basis points), 3/11/2028[2,3]	1,478,190
GBP	694,843	Proactis Holdings Limited First Lien Term Loan, 15.017%, PIK Rate 6.6500%, (1-Month Term SONIA+1,040 basis points), 8/16/2029[3,4,5,8,11]	950,290
	1,992,500	Rocket Software, Inc. First Lien Term Loan, 8.577% (1-Month Term SOFR+475 basis points), 11/28/2028[2,3]	1,999,374
	1,000,000	Serrano Parent, LLC First Lien Term Loan, 10.710% (6-Month Term SOFR+650 basis points), 5/13/2030[3,5]	1,003,869
	10,500,000	Solen Software Group, Inc. First Lien Term Loan, 12.795% (3-Month Term SOFR+850 basis points), 6/28/2030[3,5]	10,290,000
		Togetherwork Holdings, LLC
	6,805,714	First Lien Term Loan, 9.327% (1-Month Term SOFR+500 basis points), 5/19/2031[3,5]	6,827,542
	1,142,000	First Lien Delay Draw, 9.327% (1-Month Term SOFR+500 basis points), 5/19/2031[3,5,10]	181,520
	953,026	Vital Buyer, LLC First Lien Term Loan, 8.824% (3-Month Term SOFR+450 basis points), 6/1/2028[3,5,8]	949,099
	2,985,381	Zoro Merger Sub, Inc. First Lien Term Loan, 9.321% (3-Month Term SOFR+500 basis points), 11/22/2028[3,5,8]	2,985,381
			66,944,911
		SPECIALTY RETAIL — 0.5%
	670,000	Beach Acquisition Bidco LLC First Lien Term Loan, 7.562% (1-Month Term SOFR+325 basis points), 6/25/2032[2,3]	674,187
		Bestop, Inc.
	2,167,039	First Lien Term Loan, 9.796% (3-Month Term SOFR+550 basis points), 3/29/2029[3,5]	2,148,053
	305,530	First Lien Delay Draw, 9.796% (3-Month Term SOFR+550 basis points), 3/29/2029[3,5,10]	58,429
	248,125	Staples, Inc. First Lien Term Loan, 10.176% (3-Month Term SOFR+575 basis points), 9/10/2029[2,3]	229,604
			3,110,273

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount			Value
		CORPORATE LOANS (Continued)
		TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
EUR	5,000,000	Sumup Holdings Luxembourg First Lien Delay Draw, 8.540% (3-Month Term EURIBOR+650 basis points), 4/25/2031[3,4,5,10]	$4,830,646

		TEXTILES, APPAREL & LUXURY GOODS — 0.4%
		Blue Point Capital Partners (NSA)
	$251,163	First Lien Delay Draw, 1.000%, 5/17/2030[5,9]	1,884
	1,899,419	First Lien Term Loan, 9.040% (1-Month Term SOFR+475 basis points), 5/17/2030[3,5]	1,899,418
	328,680	BPCP NSA Intermedco, Inc. First Lien Delay Draw, 9.046% (3-Month Term SOFR+475 basis points), 5/17/2030[3,5]	328,680
	748,125	Chinos Intermediate 2 LLC First Lien Term Loan, 10.291% (3-Month Term SOFR+600 basis points), 9/29/2031[2,3]	669,946
			2,899,928
		TRADING COMPANIES & DISTRIBUTORS — 1.1%
		Ambient Enterprises Holdco LLC
	480,851	First Lien Revolver, 10.045% (3-Month Term SOFR+575 basis points), 12/7/2029[3,5,10]	360,506
	4,008,835	First Lien Term Loan, 9.546% (3-Month Term SOFR+525 basis points), 6/28/2030[3,5]	3,963,389
	1,285,578	First Lien Delay Draw, 9.546% (3-Month Term SOFR+525 basis points), 6/28/2030[3,5,10]	658,110
	2,134,322	First Lien Term Loan, 10.045% (3-Month Term SOFR+575 basis points), 6/28/2030[3,5]	2,110,126
			7,092,131
		TRANSPORTATION INFRASTRUCTURE — 0.2%
	1,400,000	FB FLL Aviation LLC First Lien Delay Draw, 11.327% (1-Month Term SOFR+700 basis points), 7/19/2028[3,5]	1,383,346
		TOTAL CORPORATE LOANS
		(Cost $565,467,289)	572,591,223

Number of Shares
	INVESTMENT COMPANIES / ETFs — 1.8%
	FIXED INCOME — 1.8%
249,918	Franklin Senior Loan ETF	6,055,513
289,691	Invesco Senior Loan ETF	6,060,336
		12,115,849
	TOTAL INVESTMENT COMPANIES / ETFS (Cost $12,046,792)	12,115,849

	PREFERRED STOCKS — 1.3%
	BUILDING PRODUCTS — 0.3%
2,274,121	Great Day Global, LLC 10.500%, PIK Rate 10.500%, 1/31/2028[5,11]	2,256,809

	COMMERCIAL SERVICES & SUPPLIES — 0.2%
961	World Water Works, Inc. 17.000% 7/3/2029[5,6]	1,055,473

	SOFTWARE — 0.8%
4,759	Netskope, Inc. 3.000% 8/1/2029[5,6]	5,064,860
	TOTAL PREFERRED STOCKS (Cost $8,184,158)	8,377,142

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.0%
	CAPITAL MARKETS — 0.0%
6,144	Betterment Holdings, Inc. Exercise Price $0.01, Expiration 10/6/2033[5,8]	$25,011

	COMMERCIAL SERVICES & SUPPLIES — 0.0%
206	World Water Works, Inc. Exercise Price $0.01, Expiration 7/3/2034[5]	33,092

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0%
	Opus Inspection, Inc.
375	Exercise Price $2,000, Expiration 5/31/2034[5]	196,013
50	Exercise Price $15,000, Expiration 5/31/2034[5]	—
		196,013
	FINANCIAL SERVICES — 0.0%
1,681,901	CFT Clear Finance Technology Corp. Exercise Price $0.01, Expiration 10/3/2035[5]	24,321

	HEALTH CARE TECHNOLOGY — 0.0%
98,849	Honor Technology, Inc. Exercise Price $0.01, Expiration 5/30/2034[5]	73,173

	HOUSEHOLD DURABLES — 0.0%
1,073	IB Appliances US Holdings, LLC Exercise Price $0.01, Expiration 1/6/2035[5]	15,392
	TOTAL WARRANTS
	(Cost $0)	367,002

Principal Amount
	SUBORDINATED DEBT — 0.9%
	CAPITAL MARKETS — 0.2%
$1,548,854	Sagittarius Holdings, Ltd. Unsecured / Mezz Delayed Draw, 10.800% (3-Month Term SOFR+650 basis points), 12/23/2027[3,5]	1,548,854

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
1,053,504	AMG Investment Holdings IV LLC Unsecured / Mezz Delayed Draw, 14.250%, PIK Rate 2.250%, 8/11/2028[5,11]	1,061,134

	FINANCIAL SERVICES — 0.5%
2,000,000	Blue Owl Technology Income Corp. Unsecured / Mezz Delayed Draw, 9.006% (3-Month Term SOFR+475 basis points), 1/15/2029[3,5]	2,090,880
786,383	Coller Credit Backed Loans & Notes, Ltd 0.000%, 10/31/2036[5,6]	1,111,398
		3,202,278
	SUBORDINATED DEBT
	(Cost $5,393,897)	5,812,266

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT FUNDS — 10.6%
	CAPITAL MARKETS — 0.5%
N/A	Eagle Point SRT Co-Invest I LP12,13	$1,019,908
N/A	Landmark Acquisition Fund 57 Wrigley LP12,13	2,129,692
		3,149,600
	FINANCIAL SERVICES — 8.1%
N/A	BPC Opportunities Fund V LP12,13	5,240,389
N/A	Bridgepoint Credit Opportunities III "A" LP12,13	1,210,950
N/A	CCS Co-Investment Vehicle 1 LP Incorporated[12,13]	1,978,494
N/A	CCS Co-Investment Vehicle 2 LP Incorporated[12,13]	5,195,777
N/A	Dawson Portfolio Finance 5 LP12,13	602,257
N/A	Sima Holdings LP12,13	8,049,904
394,086	T. Rowe Price OHA Select Private Credit Fund[13]	10,557,102
192,994	TPG Twin Brook Capital Income Fund[13]	4,796,031
N/A	Treville Capital Solution Fund[12,13]	15,409,382
		53,040,286
	MACHINERY — 0.1%
N/A	Arena Secondaries and Liquidity Solutions, LP12,13	602,799

	PASSENGER AIRLINES — 0.6%
2,276,093	ACM ASOF VIII 757 Feeder LLC[13]	1,532,516
N/A	CL-EA Co-Investment Opportunities I, L.P.[12,13]	2,386,555
		3,919,071
	REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.3%
N/A	BP Holdings Zeta LP12,13	2,296,271
N/A	Locust Point Senior Mortgage Fund, L.P.[12,13]	6,577,169
		8,873,440
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $61,549,589)	69,585,196

	SHORT-TERM INVESTMENTS — 2.1%
13,837,933	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Share Class, 4.23%[14]	13,837,933
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,837,933)	13,837,933
	TOTAL INVESTMENTS — 105.1% (Cost $674,096,605)	690,372,901
	Liabilities Less Other Assets — (5.1)%	(33,800,928)
	NET ASSETS — 100.0%	$656,571,973

Calamos Aksia Alternative Credit and Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

USD–United States Dollar
GBP–Pound Sterling
EUR– Euro
SEK–Swedish Krona
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
EURIBOR – Euro Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
US – United States

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,927,852, which represents 0.45% of the total net assets of the Fund.
[2]	Callable.
[3]	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 82.05% of Net Assets. The total value of these securities is $538,710,617.
[6]	Non-income producing.
[7]	Variable rate security. Rate shown is the rate in effect as of period end.
[8]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[9]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[10]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[11]	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[12]	Private investment company does not issue shares or units.
[13]	Investment valued using net asset value per share as practical expedient.
[14]	The rate is the annualized seven-day yield at period end.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				CURRENCY	VALUE AT	VALUE AT	UNREALIZED
SALE	SETTLEMENT		CURRENCY	AMOUNT	SETTLEMENT	JUNE 30,	APPRECIATION
CONTRACTS	DATE	COUNTERPARTY	EXCHANGE	SOLD	DATE	2025	(DEPRECIATION)
EUR	7/15/2025	Bank of America	EUR per USD	29,409,534	34,109,060	34,681,463	(572,403)
EUR	7/15/2025	Bank of America	EUR per USD	1,010,342	1,172,026	1,191,456	(19,430)
EUR	7/15/2025	Bank of America	EUR per USD	139,830	164,122	164,895	(773)
GBP	7/15/2025	Bank of America	GBP per USD	11,646,964	15,832,115	15,988,584	(156,469)
GBP	7/15/2025	Bank of America	GBP per USD	26,930	36,386	36,969	(583)
GBP	7/15/2025	State Street	GBP per USD	1,355,431	1,844,201	1,860,693	(16,492)
SEK	7/15/2025	Bank of America	SEK per USD	25,174,363	2,669,714	2,663,720	5,994
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$55,827,624	$56,587,780	$760,156

See accompanying Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (Unaudited)

Note 1 - Significant Accounting Policies

Valuation of Investments

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services—Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation of Investments

The Fund’s net asset value (“NAV”) per Share is determined daily by the Advisor as of the close of business on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. In accordance with the procedures approved by the Board, the NAV per outstanding Share of beneficial interest is determined, on a class- specific basis, by dividing the value of total assets minus liabilities by the total number of Shares outstanding.

The Board has designated the Advisor as its Valuation Designee to perform fair valuation determinations for the Fund with respect to all Fund investments. The Board oversees the Advisor in its role as Valuation Designee and has approved a valuation policy for the Fund (the “Valuation Policy”) and the Advisor’s valuation procedures (the “Valuation Procedures”). The Advisor, as Valuation Designee, has formed a separate valuation committee (the “Valuation Committee”) for determining the fair value of the Fund’s investments. The Valuation Committee oversees the implementation of the Valuation Procedures and may consult with representatives from the Fund’s outside legal counsel or other third-party consultants in their discussions and deliberations. The Valuation Committee is composed of individuals affiliated with the Advisor.

The Advisor, including through the Valuation Committee, conducts the valuation determinations, provides primary day-to-day oversight of valuation of the Fund’s investments and acts in accordance with the Valuation Procedures as approved by the Board. The Fund’s investment portfolio is valued at least each quarter, in accordance with the Valuation Policies and Valuation Procedures.

The Advisor values securities/instruments traded in active markets on the measurement date by multiplying the closing price of such traded securities/instruments by the quantity of shares or amount of the instrument held. The Advisor values securities/instruments that are not actively traded but whose fair value can be determined based on other observable market data using a price determined by an approved independent pricing vendor.

For securities/instruments with significant unobservable fair value inputs, the valuation approach may vary by security/instrument but may include discounted cash flow analysis, comparable public market valuations and comparable transaction valuations. Factors that might materially impact the value of an investment (e.g., operating results, financial condition, achievement of milestones, economic and/or market events and recent sales prices) may be considered. The factors and methodologies used for the valuation of such securities/instruments are not necessarily an indication of the risks associated with investing in those securities/instruments nor can it be assured that the Fund can realize the fair value assigned to a instrument/security if it were to sell the instrument/security. Because such valuations are inherently uncertain, they often reflect only periodic information received by the Advisor about such companies’ financial condition and/or business operations, which may be on a lagged basis and therefore fluctuate over time and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these instruments/securities existed.

The Advisor may engage one or more independent valuation firms to perform procedures, including providing input about calculation models or providing assurance on the concluded fair values for individual investments held by the Fund. Such independent third-party pricing services and independent third-party valuation services may be utilized by the Advisor to verify valuation models pursuant to the Fund’s valuation policy at such timing intervals as the Advisor may deem appropriate.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

Primary and secondary investments in private markets funds are generally valued based on the latest NAV reported by the third-party fund manager. If the NAV of an investment in a private markets fund is not available at the time the Fund is calculating its NAV, the Fund will review any cash flows since the reference date of the last NAV for a private markets fund received by the Fund from a third-party manager until the determination date are recognized by (i) adding the nominal amount of the investment related capital calls and (ii) deducting the nominal amount of investment related distributions from the NAV as reported by the third-party fund manager.

Notwithstanding the above, managers of primary and secondary investments in private markets funds may adopt a variety of valuation bases and provide differing levels of information where there will generally be no liquid markets for such investments. Consequently, there are inherent difficulties in determining the fair value that cannot be eliminated. None of the Valuation Committee, the Board, the Advisor or the Sub-Advisor will be able to confirm independently the accuracy of valuations provided by these investments in private market funds (which are maybe unaudited). Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair value of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

If the Advisor reasonably believes an opinion from an independent valuation firm or pricing vendor is inaccurate or unreliable, the Advisor’s Valuation Committee will determine a good-faith fair valuation for the impacted investment. The Advisor’s Valuation Committee, who is solely responsible for the determination of the fair value of the investments, will consider all available information at its disposal prior to making a valuation determination, including information or opinions from third- party firms.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency transactions include those gains and losses arising from the sale of foreign currencies, currency, gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of dividends, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Consolidated Schedule of Investments.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches are entitled to receive regular installments of principal and interest, other tranches are entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches are only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2025

Notes to Consolidated Schedule of investments (Unaudited)

Private Investment Funds

The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1), 3(c)(5)(C) or 3(c)(7) of the 1940 Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Subsequent closings for closed-end private investment funds afford such funds the option to launch the fund as soon as they have secured enough soft commitments and allow the general partner to increase the speed of the fund to take advantage of investments in the market. Rebalancing or equalization occurs each time capital is called after each subsequent closing has occurred and is the process of truing-up all investors as if they had joined the fund during the initial closing.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, counterparties, debt agents, borrowers, private investment funds, or other parties and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from parties with whom it conducts business.

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving corporate loans and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statements of Operations. As of June 30, 2025, the Fund received $88,062 in commitment fees. As of June 30, 2025, the Fund had unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $45,360,405 and a Fair Value amount of $705,988 representing 0.11% of net assets. The negative fair value is due to the discount received in excess of the principal amount of the unfunded commitment.

BORROWER	TYPE	PRINCIPAL AMOUNT	FAIR VALUE
Accordion Partners LLC	First Lien Delay Draw	$763,122	$1,041
Accordion Partners LLC	First Lien Revolver	608,696	(2,217)
Altissimum	First Lien Delay Draw	642,834	55,357
Ambient Enterprises Holdco LLC	First Lien Delay Draw	612,895	(1,599)
Ambient Enterprises Holdco LLC	First Lien Revolver	338,734	179,602

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

Arcmont Asset Management - Commercial Services & Supplies	First Lien Delay Draw	749,684	42,232
Arcmont Asset Management - Software	First Lien Delay Draw	1,629,298	108,507
Arrow Buyer, Inc.	First Lien Delay Draw	82,967	(343)
Associations, Inc.	First Lien Revolver	28,222	-
Associations, Inc.	First Lien Delay Draw	192,796	3,670
Badge 21 Midco Holdings LLC	First Lien Delay Draw	2,109,375	(5,625)
Badge 21 Midco Holdings LLC	First Lien Revolver	1,344,335	(13,443)
Berry Corporation	First Lien Delay Draw	398,340	(2,420)
Best Version Media Acquisition, LLC	First Lien Revolver	714,286	(5,743)
Bestop, Inc.	First Lien Delay Draw	244,424	(2,141)
Blue Bidco Limited	First Lien Revolver	903,991	3,606
Blue Point Capital Partners (NSA)	First Lien Delay Draw	249,279	1,884
BNP Associates Buyer, Inc.	First Lien Revolver	342,466	-
Coller Credit Backed Loans & Notes, Ltd	First Lien Delay Draw	1,620,082	(1,930)
Cor Leonis Limited	First Lien Revolver	216,209	(110)
Cornerstone Advisors of Arizona, LLC	First Lien Revolver	555,556	(2,778)
Delight Bidco SAS	Unitranche Delay Draw	841,548	71,162
Diamond Sports Group, LLC	First Lien Revolver	84,000	(511)
ECP GOM III, LLC	First Lien Delay Draw	735,294	(202)
Electro-Methods, L.P.	First Lien Revolver	1,935,000	(29,870)
Enverus Holdings, Inc.	First Lien Delay Draw	33,492	591
Enverus Holdings, Inc.	First Lien Revolver	125,359	-
Ers Holdings LLC	First Lien Delay Draw	1,830,769	-
Fontainebleau Miami Mezz Borrower, LLC	First Lien Delay Draw	666,667	(127)
Gerson Lehrman Group, Inc.	First Lien Revolver	143,819	723
HSI Halo Acquisition, Inc.	First Lien Delay Draw	679,156	10,377
HSI Halo Acquisition, Inc.	First Lien Revolver	550,459	-
Icefall Parent, Inc.	First Lien Revolver	260,870	-
Knpak Intermediate III Limited	First Lien Delay Draw	1,086,891	60,085
Knpak Intermediate III Limited	First Lien Revolver	239,427	8,375
LJ Avalon Holdings LLC	First Lien Delay Draw	46,563	(183)
LJ Avalon Holdings LLC	First Lien Revolver	110,837	(435)
Medical Device, Inc.	First Lien Revolver	80,931	(20,813)
More Cowbell II LLC	First Lien Delay Draw	108,068	295
More Cowbell II LLC	First Lien Revolver	130,401	16,795
Nordic Climate Group	First Lien Delay Draw	229,626	27,105
Norvax LLC	First Lien Revolver	549,020	(14,781)
Novel Mezzanine Borrower LLC	Mezzanine Delay Draw	100,000	3,118
NRO Holdings III Corp.	First Lien Delay Draw	1,272,857	(11,317)
NRO Holdings III Corp.	First Lien Revolver	514,286	(9,670)

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

OSR Intermediate LLC	First Lien Delay Draw	158,400	525
Par Excellence Holdings, Inc.	First Lien Revolver	937,500	(8,407)
Pltfrm Companies, LLC	First Lien Revolver	56,140	(658)
Pltfrm Companies, LLC	First Lien Delay Draw	1,389,965	(2,894)
PN VIII Holdco SARL	First Lien Delay Draw	410,390	54,532
RCP Nats Purchaser, LLC	First Lien Delay Draw	1,199,483	(3,317)
RCP Nats Purchaser, LLC	First Lien Revolver	843,858	(6,506)
Redwood Services, LP	First Lien Delay Draw	2,170,909	-
Redwood Services, LP	First Lien Revolver	909,091	(9,091)
Revelstoke Bidco Limited	First Lien Delay Draw	368,441	4,865
Riptide Parent LLC	First Lien Revolver	408,163	(3,378)
Salamanca Infrastructure LLC	First Lien Delay Draw	64,172	(421)
Salute Mission Critical LLC	First Lien Revolver	135,364	(1,051)
Scottsdale Plaza Resort & Villas	First Lien Delay Draw	713,196	(6,619)
Southern Graphics Inc.	First Lien Revolver	525,000	(3,304)
Southland Holdings LLC	First Lien Delay Draw	222,222	(555)
Sumup Holdings Luxembourg	First Lien Delay Draw	1,070,155	110,006
Surgical Center Solutions, LLC	First Lien Delay Draw	2,472,015	(15,547)
Surgical Center Solutions, LLC	First Lien Revolver	1,169,154	(14,614)
Titan Group NL B.V.	First Lien Delay Draw	651,395	75,725
Togetherwork Holdings, LLC	First Lien Delay Draw	964,143	10,401
USIC Holdings, Inc.	First Lien Delay Draw	162,595	2,226
USIC Holdings, Inc.	First Lien Revolver	336,740	45,982
WMG Bryan Dairy Owner, LLC	First Lien Delay Draw	1,064,806	(7,880)
	Total:	$45,360,405	$705,988

Note 2 - Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Vehicles measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy, however these amounts are shown in the table below under Net Asset Value in order to reconcile back to the Consolidated Schedule of Investments.

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	NET ASSET VALUE	TOTAL
Assets:
Investments, at fair value
Asset Backed Securities	$-	$2,927,852	$4,758,438	$-	$7,686,290
Common Stock	-	-	0	-	0
Corporate Loans	-	53,195,454	519,395,769	-	572,591,223
Exchange Traded Funds	12,115,849	-	-	-	12,115,849
Preferred Stocks	-	-	8,377,142	-	8,377,142
Private Investment Vehicles	-	-	-	69,585,196	69,585,196
Subordinated Debt	-	-	5,812,266	-	5,812,266
Warrants	-	-	367,002	-	367,002
Short-Term Investments	13,837,933	-	-	-	13,837,933
Total Investments, at fair value	$25,953,782	$56,123,306	$538,710,617	$69,585,196	$690,372,901

Assets:
Other Financial Instruments
Forward Contracts	$-	$5,994	$-	$-	$5,994
Total Assets:	$25,953,782	$56,129,300	$538,710,617	$69,585,196	$690,378,895

Liabilities:
Other Financial Instruments
Forward Contracts	$-	$766,150	$-	$-	$766,150
Total Liabilities:	$-	$766,150	$-	$-	$766,150

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2025

Notes to Consolidated Schedule of Investments (Unaudited)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended June 30, 2025:

	ASSET-BACK SECURITIES	CORPORATE LOANS	COMMON STOCK	PREFERRED STOCK	SUBORDINATED DEBT	WARRANT
Balance as of March 31, 2025:	$5,036,909	$476,713,060	$-	$8,320,187	$6,936,889	$367,002
Transfers In	-	-	-	-	-	-
Transfers Out	-	-	-	-	-	-
Purchases	-	63,069,132	0	57,392	5,893	-
Sales/Paydowns	(698,066)	(25,496,297)	-	-	(1,106,438)	-
Realized Gains (Losses)	6,477	99,021	-	-	(12,169)	-
Accretion	-	237,291	-	-	(1,249)	-
Change in Unrealized Appreciation (Depreciation)	413,118	4,773,562	-	(437)	(10,660)	-
Balance as of June 30, 2025:	$4,758,438	$519,395,769	$0	$8,377,142	$5,812,266	$367,002

CALAMOS AKSIA ALTERNATIVE CREDIT AND INCOME FUND – JUNE 30, 2025